Goodwill and Intangible Assets - Gross Amount and Accumulated Impairment Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets
Gross amount	$ 20,721	$ 20,721
Accumulated impairment loss	(13,774)	(6,588)
Indefinite-lived intangible assets, net	$ 6,947	$ 14,133